Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Information on Subsidiaries [Abstract]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]

Restricted assets

	Dec 31, 2017		Dec 31, 2016
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	210,481	772	163,292	1,314
Financial assets at fair value through profit or loss	636,970	58,210	743,781	51,454 [1]
Financial assets available for sale	49,397	9,915	56,228	19,870
Loans	401,699	71,971	408,909	74,172
Other	176,186	13,594	218,336	7,693
Total	1,474,732	154,462	1,590,546	154,503 [1]

[1]Prior period results have been restated due to a refined approach to determine assets pledged.